Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2017
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated September 29, 2017
to the Prospectus and Summary Prospectus, each as supplemented of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Technology Growth Fund	1/1/2017

As of September 30, 2017, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:

Effective September 30, 2017, the Fund compares its performance to that of the S&P Global 1200 Information Technology Index (the New Index). Prior to this date, the Fund compared its performance to that of the BofA Merrill Lynch 100 Technology Index  (the Former Index). The Fund’s investment manager recommended this change because the Fund was notified that the Former Index will be discontinued on October 13, 2017.

Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/2002
returns before taxes		3.90%	12.31%	8.25%
returns after taxes on distributions		3.46%	11.88%	7.94%
returns after taxes on distributions and sale of Fund shares		2.57%	9.73%	6.67%
Class C returns before taxes	10/13/2003	8.37%	12.78%	8.08%
Class R4 returns before taxes	11/08/2012	10.53%	13.94%	9.18%
Class R5 returns before taxes	11/08/2012	10.66%	14.03%	9.22%
Class Z returns before taxes	11/09/2000	10.49%	13.92%	9.17%
S&P Global 1200 Information Technology Index (reflects no deduction for fees, expenses or taxes)		4.45%	11.20%	7.47%
BofAML 100 Technology Index (reflects no deduction for fees, expenses or taxes)		3.67%	9.16%	6.89%
The rest of the section remains the same.

Columbia Global Technology Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated September 29, 2017
to the Prospectus and Summary Prospectus, each as supplemented of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Global Technology Growth Fund	1/1/2017

As of September 30, 2017, the Effective Date, the following paragraph is hereby added to the "Performance Information" section of the Fund's Summary:

Effective September 30, 2017, the Fund compares its performance to that of the S&P Global 1200 Information Technology Index (the New Index). Prior to this date, the Fund compared its performance to that of the BofA Merrill Lynch 100 Technology Index  (the Former Index). The Fund’s investment manager recommended this change because the Fund was notified that the Former Index will be discontinued on October 13, 2017.

Additionally, as of the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/2002
returns before taxes		3.90%	12.31%	8.25%
returns after taxes on distributions		3.46%	11.88%	7.94%
returns after taxes on distributions and sale of Fund shares		2.57%	9.73%	6.67%
Class C returns before taxes	10/13/2003	8.37%	12.78%	8.08%
Class R4 returns before taxes	11/08/2012	10.53%	13.94%	9.18%
Class R5 returns before taxes	11/08/2012	10.66%	14.03%	9.22%
Class Z returns before taxes	11/09/2000	10.49%	13.92%	9.17%
S&P Global 1200 Information Technology Index (reflects no deduction for fees, expenses or taxes)		4.45%	11.20%	7.47%
BofAML 100 Technology Index (reflects no deduction for fees, expenses or taxes)		3.67%	9.16%	6.89%
The rest of the section remains the same.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 30, 2017, the Fund compares its performance to that of the S&P Global 1200 Information Technology Index (the New Index). Prior to this date, the Fund compared its performance to that of the BofA Merrill Lynch 100 Technology Index (the Former Index). The Fund’s investment manager recommended this change because the Fund was notified that the Former Index will be discontinued on October 13, 2017.
Columbia Global Technology Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	12.31%
10 Years	rr_AverageAnnualReturnYear10	8.25%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Columbia Global Technology Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.37%
5 Years	rr_AverageAnnualReturnYear05	12.78%
10 Years	rr_AverageAnnualReturnYear10	8.08%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2003
Columbia Global Technology Growth Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.53%
5 Years	rr_AverageAnnualReturnYear05	13.94%
10 Years	rr_AverageAnnualReturnYear10	9.18%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Global Technology Growth Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.66%
5 Years	rr_AverageAnnualReturnYear05	14.03%
10 Years	rr_AverageAnnualReturnYear10	9.22%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Global Technology Growth Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Years	rr_AverageAnnualReturnYear05	13.92%
10 Years	rr_AverageAnnualReturnYear10	9.17%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2000
Columbia Global Technology Growth Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.46%
5 Years	rr_AverageAnnualReturnYear05	11.88%
10 Years	rr_AverageAnnualReturnYear10	7.94%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Columbia Global Technology Growth Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.57%
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	6.67%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Columbia Global Technology Growth Fund | S&P Global 1200 Information Technology Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.45%
5 Years	rr_AverageAnnualReturnYear05	11.20%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Columbia Global Technology Growth Fund | BofAML 100 Technology Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.67%
5 Years	rr_AverageAnnualReturnYear05	9.16%
10 Years	rr_AverageAnnualReturnYear10	6.89%